Share Capital (Tables)	12 Months Ended
Jul. 31, 2021
Share Capital [Abstract]
Schedule of stock option issued and outstanding
		Number of shares	Share Capital
Balance at July 31, 2019		64,245,441	$799,706
June 2020 at the market offering	(ii)	8,235,620	33,263
May 2020 underwritten public offering	(iii)	15,985,000	43,495
April 2020 underwritten public offering	(iv)	14,950,000	22,928
January 2020 registered offering	(v)	2,994,012	21,073
December 2019 registered offering	(vi)	3,742,516	25,229
December 2019 private placement	Note 18	9,331,250	72,005
Exercise of options	Note 24	29,133	223
Exercise of warrants	Note 23	1,103,469	5,866
Balance at July 31, 2020		120,616,441	$1,023,788
May 2021 at the market offering, net	(i)	6,373,926	45,257
June 2020 at the market offering	(ii)	244,875	-
Senior secured convertible note[3], net	Note 19	4,602,241	29,540
Acquisition shares - Zenabis	Note 15	17,579,336	151,358
Transaction costs[2]	Note 15	448,639	3,612
Exercise of warrants	Note 23	2,146,931	9,932
Exercise of stock options	Note 24	410,051	3,213
Exercise of equity settled RSUs	Note 24	223,506	1,267
Balance at July 31, 2021		152,645,946	$1,267,967

[1] Comparatives have been revised to reflect the December 8, 2020 4:1 share consolidation

[2] Common shares issued as commission payment to brokers on business acquisition.

[3] Issuance of equity on optional redemption payments.